Contingencies (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended		33 Months Ended	60 Months Ended
	May 31, 2014	May 31, 2000	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2012	Dec. 31, 2013
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies			$ 19,400,000		$ 18,300,000
Cost of products sold (exclusive of depreciation and amortization)			1,047,361,000	$ 1,741,310,000
Northern Tier Energy LP [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies			8,500,000		8,600,000
Loss Contingency, Receivable			100,000		200,000
Accrual for Environmental Loss Contingencies, Discount			$ 2,500,000		2,600,000
Fair Value Assumptions, Expected Term			22 years
Effect on Future Cash Flows, Amount			$ 3,000,000
Accrual for Environmental Loss Contingencies, Discount Rate			2.27%
Renewable Identification Number [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Cost of products sold (exclusive of depreciation and amortization)			$ 13,600,000	$ 6,200,000
Four Corners Refineries [Member] | Four Corners 2005 Consent Agreements [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Loss Contingency, Loss in Period			100,000		100,000	$ 1,900,000		$ 50,800,000
Litigation Settlement, Amount							$ 2,700,000
Four Corners Refineries [Member] | Gallup 2014 Environmental Protection Division of NMED Settlement [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount	$ 100,000
Environmental Costs Recognized, Capitalized in Period			0
St. Paul Park, Minnesota [Member] | NTI MPCA Waste Water Permit [Member] | Environmental Issue [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss					$ 6,000,000
St. Paul Park, Minnesota [Member] | NTI MPCA Waste Water Permit [Member] | Northern Tier Energy LP [Member] | Environmental Issue [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss			6,000,000
Gain (Loss) Related to Litigation Settlement			3,500,000
El Paso Facility [Member] | Texas Natural Resources Conservation Commision [Member] | Environmental Issue [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies			$ 6,600,000
Loss Contingency, Third Party Obligation After Threshold, Percentage		60.00%
Loss Contingency, Estimated Recovery from Third Party After Threshold, Amount		$ 20,000,000